Financial instruments - Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Earnings (loss) on derivatives recognized in net earnings (loss):
Change in fair value of financial instruments	$ (2,444)	$ 684	$ (19,471)	$ (75,081)
Interest Expense [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Loss reclassified from AOCL to net earnings (loss)
Depreciation and amortization/Interest expense	(144)	(1,166)	(1,824)	(2,761)
Depreciation and Amortization [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Loss reclassified from AOCL to net earnings (loss)
Depreciation and amortization/Interest expense	$ (198)	$ (248)	$ (655)	$ (761)